Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
Provided below is the Company’s “pay versus performance” disclosure as required pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act. As required by Item 402(v), we have included:
A list of the most important measures that our Compensation Committee used in 2022 to link a measure of pay calculated in accordance with Item 402(v) (referred to as “compensation actually paid,” or “CAP”) to Company performance;
A table that compares the total compensation of our named executive officers (“NEOs”) as presented in the Summary Compensation Table (“SCT”) to CAP and that compares CAP to specified performance measures; and Graphs that describe:
The relationship between our total shareholder return (“TSR”) and the TSR of the Dow Jones U.S. Hotel Index (“Peer Group TSR”); and
The relationships between CAP and our cumulative TSR , GAAP Net Income, and our Company selected measure, Same Store Hotel EBITDA.
This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Compensation Committee has not used CAP as a basis for making compensation decisions, nor does it use GAAP Net Income for purposes of determining incentive compensation. Please refer to our Compensation Discussion and Analysis on pages 24 to 36 for a discussion of our executive compensation program objectives and the ways in which we align executive compensation pay with performance.
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year:
(a)	(b)	(bb)	(c)	(cc)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO (Daniel Hansen) ($)	Summary Compensation Table Total for PEO (Jonathan Stanner) ($)	Compensation Actually Paid to PEO (Daniel Hansen) ($)(1)	Compensation Actually Paid to PEO (Jonathan Stanner) ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($)	Value of Initial Fixed $100 Investment Based on: Peer Group Total Shareholder Return ($)(2)	Net Income ($)(in thousands)	Company Selected Measure (Same Store Hotel EBITDA) (in thousands)(3)
2022	N/A	5,425,056	N/A	2,237,567	1,218,111	497,242	$59.98	$71.42	1,217	179,563
2021	3,577,809	4,932,109	2,957,229	3,659,557	2,011,423	1,309,123	$80.32	$84.40	(68,584)	106,027
2020	4,190,398	N/A	2,959,388	N/A	939,671	842,826	$74.15	$73.69	(149,245)	27,792

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Jonathan Stanner	Craig Aniszewski, William Conkling, Christopher Eng and Paul Ruiz
2021	Jonathan Stanner*	Craig Aniszewski, William Conkling, Christopher Eng and Paul Ruiz
2021	Daniel Hansen*	Craig Aniszewski, William Conkling, Christopher Eng and Paul Ruiz
2020	Daniel Hansen	Craig Aniszewski, Christopher Eng, Paul Ruiz and Jonathan Stanner

*
Mr. Hansen served as PEO from January 1 to January 14, 2021. Mr. Stanner became PEO on January 15, 2021.

(2)
For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Dow Jones U.S. Hotels Index (the “Peer Group”).

(3)
Same Store Hotel EBITDA is a non-GAAP financial measure and includes operating and financial results for assets owned as of any fiscal year-end, and at all times during the previous fiscal year. There may be same-store portfolio classification exceptions resulting from significant transaction activity that results in assets being owned for nearly the entire preceding fiscal year.

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2020		2021		2022
Adjustments	PEO Daniel Hansen)	Average Non- PEO NEOs	PEO (Jonathan Stanner)	Average Non- PEO NEOs	PEO (Jonathan Stanner)	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,708,677)	(590,099)	(3,068,585)	(1,117,442)	(3,458,856)	(768,635)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,202,113	599,678	1,796,033	547,786	1,243,540	276,340
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(659,498)	(90,187)	—	(95,227)	(972,163)	(269,544)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(64,948)	(16,237)	—	(37,417)	—	40,969
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
	2020		2021		2022
Adjustments	PEO Daniel Hansen)	Average Non- PEO NEOs	PEO (Jonathan Stanner)	Average Non- PEO NEOs	PEO (Jonathan Stanner)	Average Non- PEO NEOs
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(1,231,010)	(96,845)	(1,272,552)	(702,300)	(3,187,489)	(720,869)

Company Selected Measure Name	Same Store Hotel EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Jonathan Stanner	Craig Aniszewski, William Conkling, Christopher Eng and Paul Ruiz
2021	Jonathan Stanner*	Craig Aniszewski, William Conkling, Christopher Eng and Paul Ruiz
2021	Daniel Hansen*	Craig Aniszewski, William Conkling, Christopher Eng and Paul Ruiz
2020	Daniel Hansen	Craig Aniszewski, Christopher Eng, Paul Ruiz and Jonathan Stanner

*
Mr. Hansen served as PEO from January 1 to January 14, 2021. Mr. Stanner became PEO on January 15, 2021.

Peer Group Issuers, Footnote [Text Block]	(2) For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Dow Jones U.S. Hotels Index (the “Peer Group”).
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2020		2021		2022
Adjustments	PEO Daniel Hansen)	Average Non- PEO NEOs	PEO (Jonathan Stanner)	Average Non- PEO NEOs	PEO (Jonathan Stanner)	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,708,677)	(590,099)	(3,068,585)	(1,117,442)	(3,458,856)	(768,635)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,202,113	599,678	1,796,033	547,786	1,243,540	276,340
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(659,498)	(90,187)	—	(95,227)	(972,163)	(269,544)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(64,948)	(16,237)	—	(37,417)	—	40,969
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
	2020		2021		2022
Adjustments	PEO Daniel Hansen)	Average Non- PEO NEOs	PEO (Jonathan Stanner)	Average Non- PEO NEOs	PEO (Jonathan Stanner)	Average Non- PEO NEOs
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(1,231,010)	(96,845)	(1,272,552)	(702,300)	(3,187,489)	(720,869)

Non-PEO NEO Average Total Compensation Amount	$ 1,218,111	$ 2,011,423	$ 939,671
Non-PEO NEO Average Compensation Actually Paid Amount	$ 497,242	1,309,123	842,826
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2020		2021		2022
Adjustments	PEO Daniel Hansen)	Average Non- PEO NEOs	PEO (Jonathan Stanner)	Average Non- PEO NEOs	PEO (Jonathan Stanner)	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,708,677)	(590,099)	(3,068,585)	(1,117,442)	(3,458,856)	(768,635)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,202,113	599,678	1,796,033	547,786	1,243,540	276,340
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(659,498)	(90,187)	—	(95,227)	(972,163)	(269,544)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(64,948)	(16,237)	—	(37,417)	—	40,969
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
	2020		2021		2022
Adjustments	PEO Daniel Hansen)	Average Non- PEO NEOs	PEO (Jonathan Stanner)	Average Non- PEO NEOs	PEO (Jonathan Stanner)	Average Non- PEO NEOs
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(1,231,010)	(96,845)	(1,272,552)	(702,300)	(3,187,489)	(720,869)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:
•
Same Store Hotel EBITDA;

•
Same Store Hotel RevPAR Growth;

•
Transaction Activity; and

•
Relative TSR.

For additional details regarding our most important financial performance measures, please see the section titled “Elements of 2022 Executive Compensation-Annual Cash Incentive Program” in our Compensation Discussion and Analysis (CD&A) elsewhere in this Proxy Statement.

Total Shareholder Return Amount	$ 59.98	80.32	74.15
Peer Group Total Shareholder Return Amount	71.42	84.4	73.69
Net Income (Loss)	$ 1,217,000	$ (68,584,000)	$ (149,245,000)
Company Selected Measure Amount	179,563	106,027	27,792
PEO Name	Jonathan Stanner
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Same Store Hotel EBITDA
Non-GAAP Measure Description [Text Block]
(3)
Same Store Hotel EBITDA is a non-GAAP financial measure and includes operating and financial results for assets owned as of any fiscal year-end, and at all times during the previous fiscal year. There may be same-store portfolio classification exceptions resulting from significant transaction activity that results in assets being owned for nearly the entire preceding fiscal year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Same Store Hotel RevPAR Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Transaction Activity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Jonathan Stanner [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,425,056	$ 4,932,109
PEO Actually Paid Compensation Amount	2,237,567	3,659,557
Daniel Hansen [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		3,577,809	$ 4,190,398
PEO Actually Paid Compensation Amount		2,957,229	2,959,388
PEO [Member] | Jonathan Stanner [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,187,489)	(1,272,552)
PEO [Member] | Jonathan Stanner [Member] | Deduction For Amounts Reported Under The “Stock Awards” And “Option Awards” Columns In The Summary Compensation Table For Applicable Fy [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,458,856)	(3,068,585)
PEO [Member] | Jonathan Stanner [Member] | Increase Based On Asc 718 Fair Value Of Awards Granted During Applicable Fy That Remain Unvested As Of Applicable Fy End, Determined As Of Applicable Fy End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,243,540	1,796,033
PEO [Member] | Jonathan Stanner [Member] | Increase/Deduction For Awards Granted During Prior Fy That Were Outstanding And Unvested As Of Applicable Fy End, Determined Based On Change In Asc 718 Fair Value From Prior Fy End To Applicable Fy End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(972,163)
PEO [Member] | Daniel Hansen [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,231,010)
PEO [Member] | Daniel Hansen [Member] | Deduction For Amounts Reported Under The “Stock Awards” And “Option Awards” Columns In The Summary Compensation Table For Applicable Fy [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,708,677)
PEO [Member] | Daniel Hansen [Member] | Increase Based On Asc 718 Fair Value Of Awards Granted During Applicable Fy That Remain Unvested As Of Applicable Fy End, Determined As Of Applicable Fy End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,202,113
PEO [Member] | Daniel Hansen [Member] | Increase/Deduction For Awards Granted During Prior Fy That Were Outstanding And Unvested As Of Applicable Fy End, Determined Based On Change In Asc 718 Fair Value From Prior Fy End To Applicable Fy End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(659,498)
PEO [Member] | Daniel Hansen [Member] | Increase/Deduction For Awards Granted During Prior FY That Vested During Applicable FY, Determined Based On Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(64,948)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(720,869)	(702,300)	(96,845)
Non-PEO NEO [Member] | Deduction For Amounts Reported Under The “Stock Awards” And “Option Awards” Columns In The Summary Compensation Table For Applicable Fy [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(768,635)	(1,117,442)	(590,099)
Non-PEO NEO [Member] | Increase Based On Asc 718 Fair Value Of Awards Granted During Applicable Fy That Remain Unvested As Of Applicable Fy End, Determined As Of Applicable Fy End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	276,340	547,786	599,678
Non-PEO NEO [Member] | Increase/Deduction For Awards Granted During Prior Fy That Were Outstanding And Unvested As Of Applicable Fy End, Determined Based On Change In Asc 718 Fair Value From Prior Fy End To Applicable Fy End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(269,544)	(95,227)	(90,187)
Non-PEO NEO [Member] | Increase/Deduction For Awards Granted During Prior FY That Vested During Applicable FY, Determined Based On Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 40,969	$ (37,417)	$ (16,237)